Share Capital (Details) - Schedule of Continuity for Restricted Share Units - Restricted share units [Member]	12 Months Ended
Mar. 31, 2023 shares
Share Capital (Details) - Schedule of Continuity for Restricted Share Units [Line Items]
Balance, March 31, 2022, 2021, and 2020
Granted	3,650,000
Vested and issued (in Shares)	(3,650,000)
Balance, March 31, 2023